Label	Element	Value
Dreyfus/The Boston Company Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000799295_SupplementTextBlock	October 31, 2014 DREYFUS INVESTMENT FUNDS Dreyfus/The Boston Company Small Cap Growth Fund Supplement to the Statutory Prospectus and Summary Prospectus dated January 31, 2014
Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus/The Boston Company Small Cap Growth Fund
Expense [Heading]	rr_ExpenseHeading	The following information supersedes and replaces any contrary information contained in the section of the Summary Prospectus entitled "Fees and Expenses" and in the section of the Statutory Prospectus entitled "Fund Summary - Fees and Expenses":
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective November 1, 2014, the fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until February 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fundso that the expenses of Class I and Class Y shares of the fund (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.95% and 0.90%, respectively.     On or after February 1, 2016, The Dreyfus Corporation may terminate this expense limitation at any time.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-02-01